Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Carrying amount and movements of goodwill
Balance at beginning	$ 267,398,000	$ 32,296,000
Additions through business combinations	34,296,000	235,102,000
Goodwill impairment	(91,685,000)
Balance at ending	$ 210,009,000	267,398,000
Discount rate (in percent)	0.50%
After tax discount rate estimated fair value	$ 6,000
Estimated fair value	$ 31,000
Growth rate (in percent)	10.00%
Sangoma CGU
Carrying amount and movements of goodwill
Goodwill impairment	$ (91,685,000)	$ 0
Balance at ending	$ 508,710,000
Period of cash flow projections (in years)	4 years
Recoverable amount	$ 417,025,000
Discount rate (in percent)	14.30%
Pre-tax discount rate (in percent)	16.10%
NetFortris
Carrying amount and movements of goodwill
Goodwill impairment	$ (91,685,000)